INVESTMENT IN ASSOCIATED COMPANIES (Details) $ in Thousands, shares in Millions	1 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2015 Rate shares	Oct. 31, 2013 USD ($)	May 31, 2013	Jun. 30, 2016 USD ($) vessel Rate	Jun. 30, 2015 USD ($) Rate	Dec. 31, 2015 USD ($) Rate	May 31, 2014 USD ($)
Schedule of Equity Method Investments [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares | shares	55
Income/(loss) from Equity Method Investments (Frontline only)				$ 14,322	$ 17,098	$ 33,605
Term loan facility, amount outstanding				1,643,997
Summarized balance sheet information [Abstract]
Current assets				120,965		120,251
Non-current assets				1,152,779		1,207,755
Total assets				1,273,744		1,328,006
Current liabilities				105,680		128,455
Non-current liabilities				1,167,893		1,114,936
Total liabilities				1,273,573		1,243,391
Total shareholders' equity				171		84,615
Statement of operations information [Abstract]
Net operating revenues				40,565	41,923	82,725
Net income				$ 14,322	$ 15,815	$ 31,001
SFL Hercules [Member]
Schedule of Equity Method Investments [Line Items]
Participation in equity method investee (in hundredths) | Rate				100.00%	100.00%	100.00%
Debt Instrument, Face Amount							$ 375,000
Debt Instrument, Term			6 years
Term loan facility, amount outstanding				$ 292,500
Term loan facility, amount guaranteed				75,000
Dividends				$ 22,000	$ 0	$ 0
Number of main assets subject of leases which includes both fixed price call options and fixed price purchase obligations | vessel				1
Summarized balance sheet information [Abstract]
Current assets				$ 38,308		38,936
Non-current assets				343,981		360,215
Total assets				382,289		399,151
Current liabilities				28,660		28,624
Non-current liabilities				353,573		351,821
Total liabilities				382,233		380,445
Total shareholders' equity				56		18,706
Statement of operations information [Abstract]
Operating revenues				11,738	11,768	23,315
Net operating revenues				11,738	11,766	23,313
Net income				$ 3,350	$ 3,827	$ 7,306
SFL Linus [Member]
Schedule of Equity Method Investments [Line Items]
Participation in equity method investee (in hundredths) | Rate				100.00%	100.00%	100.00%
Debt Instrument, Face Amount		$ 475,000
Debt Instrument, Term		5 years
Term loan facility, amount outstanding				$ 380,000
Term loan facility, amount guaranteed				90,000
Dividends				32,000	$ 0	$ 0
Summarized balance sheet information [Abstract]
Current assets				48,935		47,580
Non-current assets				458,565		482,990
Total assets				507,500		530,570
Current liabilities				51,564		74,610
Non-current liabilities				455,867		429,577
Total liabilities				507,431		504,187
Total shareholders' equity				69		26,383
Statement of operations information [Abstract]
Operating revenues				17,715	18,826	36,992
Net operating revenues				17,715	18,824	36,990
Net income				$ 7,452	$ 8,163	16,134
Frontline Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage | Rate	27.73%			7.03%	27.73%
Income/(loss) from Equity Method Investments (Frontline only)				$ 0	$ 1,300	$ 2,600
SFL Deepwater [Member]
Schedule of Equity Method Investments [Line Items]
Participation in equity method investee (in hundredths) | Rate				100.00%	100.00%	100.00%
Debt Instrument, Face Amount		$ 390,000
Debt Instrument, Term		5 years
Term loan facility, amount outstanding				$ 259,800
Term loan facility, amount guaranteed				80,000
Dividends				$ 43,000	$ 0	$ 0
Number of main assets subject of leases which includes both fixed price call options and fixed price purchase obligations | vessel				1
Summarized balance sheet information [Abstract]
Current assets				$ 33,722		33,735
Non-current assets				350,233		364,550
Total assets				383,955		398,285
Current liabilities				25,456		25,221
Non-current liabilities				358,453		333,538
Total liabilities				383,909		358,759
Total shareholders' equity				46		39,526
Statement of operations information [Abstract]
Operating revenues				11,112	11,335	22,424
Net operating revenues				11,112	11,333	22,422
Net income				$ 3,520	3,825	7,561
SFL Hercules and SFL Taurus [Member]
Schedule of Equity Method Investments [Line Items]
Number of main assets subject of leases which includes both fixed price call options and fixed price purchase obligations | vessel				2
Customer Concentration Risk [Member]
Statement of operations information [Abstract]
Operating revenues				$ 40,565	$ 41,929	$ 82,731